INCOME TAXES - Reconciliation of income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rate reconciliation:
Tax expense at U.S.statutory rate	$ 1,017,417	$ 716,966
Change in valuation allowance		(446,000)
Provision-to-return reconciliation	(14,743)	21,657
Other	(1,976)	(4,222)
Provision for income taxes	$ 1,054,698	$ 288,401